UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA MUTUALS
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, TX  75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

USA Mutuals Barrier Fund
Portfolio of Investments
December 31, 2014 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 94.3%
Aerospace & Defense - 22.9%
The Boeing Co. (c)	80,300	$10,437,394
General Dynamics Corp. (c)	70,000	9,633,400
Honeywell International Inc.	82,600	8,253,392
Northrop Grumman Corp. (c)	64,100	9,447,699
Raytheon Co. (c)	139,700	15,111,349
Rolls-Royce Holdings PLC (a)(b)	93,766	1,271,453
Smith & Wesson Holding Corp. (a)(c)	200,000	1,894,000
Sturm, Ruger & Co., Inc. (c)	65,500	2,268,265
United Technologies Corp. (c)	65,300	7,509,500
		65,826,452
Alcoholic Beverages - 23.0%
AMBEV S.A. - ADR (b)	1,000,000	6,220,000
Anheuser-Busch InBev SA/NV (b)	35,000	3,975,145
Anheuser-Busch InBev SA/NV - ADR (b)	20,000	2,246,400
The Boston Beer Co., Inc. (a)	13,000	3,764,020
Brown-Forman Corp. - Class B	115,900	10,180,656
Carlsberg A/S (b)	33,000	2,567,313
Constellation Brands, Inc. - Class A (a)(c)	95,000	9,326,150
Diageo PLC - ADR (b)	90,000	10,268,100
Hawaii Sea Spirits LLC - Class C (a)(e)(f)	250,000	25,000
Heineken N.V. (b)	60,000	4,279,958
Molson Coors Brewing Co. - Class B	77,000	5,738,040
Pernod Ricard S.A. (b)	15,000	1,674,593
SABMiller PLC (b)	115,000	6,024,236
		66,289,611
Casinos, Gambling & Lotteries - 22.4%
Boyd Gaming Corp. (a)(c)	119,600	1,528,488
Caesars Acquisition Co. (a)	78,200	806,242
Caesars Entertainment Corp. (a)(c)	155,000	2,431,950
Churchill Downs Inc.	23,000	2,191,900
Galaxy Entertainment Group Ltd. (b)	1,300,000	7,317,545
Gaming and Leisure Properties, Inc.	75,967	2,228,872
International Game Technology	171,700	2,961,825
Ladbrokes PLC (b)	638,970	1,100,471
Las Vegas Sands Corp. (c)	180,920	10,522,307
MGM China Holdings Ltd. (b)	600,000	1,525,794
MGM Resorts International (a)(c)	544,200	11,634,996
Penn National Gaming, Inc. (a)	58,000	796,340
Sands China Ltd. (b)	724,800	3,565,747
SJM Holdings Ltd. (b)	750,000	1,195,412
William Hill PLC (b)	313,067	1,768,809
Wynn Macau, Ltd. (b)	874,600	2,464,329
Wynn Resorts, Ltd. (c)	70,000	10,413,200
		64,454,227
Tobacco Manufacturing - 26.0%
Altria Group, Inc. (c)	372,500	18,353,075
British American Tobacco PLC - ADR (b)	37,500	4,043,250
Imperial Tobacco Group PLC (b)	125,908	5,565,385
Lorillard, Inc. (c)	328,900	20,700,966
Philip Morris International Inc.	140,000	11,403,000

Reynolds American Inc. (c)	230,000	14,782,100
		74,847,776
Total Common Stocks (Cost $206,075,844)		271,418,066

PREFERRED STOCKS - 3.5%
Alcoholic Beverages - 3.5%
Hawaii Sea Spirits LLC - Class C (a)(e)(f)	250,000	4,975,000
Zodiac Spirits, LLC - Class A (a)(e)(f)	5,000	5,000,000
Total Preferred Stocks (Cost $9,975,000)		9,975,000

SHORT-TERM INVESTMENTS - 2.7%
Investment Company - 2.3%
Fidelity Institutional Money Market Portfolio, 0.070% (d)	6,602,734	6,602,734
Total Investment Company (Cost $6,602,734)		6,602,734
U.S Treasury Bill - 0.4%	Principal
0.005%, 1/8/2015	$1,260,000	1,259,999
Total U.S. Treasury Bill (Cost $1,259,999)		1,259,999
Total Short-Term Investments (Cost $7,862,733)		7,862,733

Total Investments (Cost $223,913,577) - 100.5%		289,255,799
Liabilities in Excess of Other Assets - (0.5)%		(1,404,764)
TOTAL NET ASSETS - 100.0%		$287,851,035

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2014 the fair value of collateral is $62,041,615.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of December 31, 2014.
(e)	Illiquid restricted security fair valued by the Valuation Committee as delegated by the USA Mutuals Board of Trustees.
(f)	Private Placement.
ADR-	American Depositary Receipt.
PLC-	Public Limited Company.

USA Mutuals Barrier Fund
Schedule of Options Written
December 31, 2014 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 0.8%
Altria Group, Inc.:
Expiration: March, 2015, Exercise Price: $49.00	250	$42,500
Expiration: March, 2015, Exercise Price: $50.00	2,250	272,250
The Boeing Co.:
Expiration: January, 2015, Exercise Price: $135.00	100	4,100
Expiration: January, 2015, Exercise Price: $140.00	100	600
Expiration: February, 2015, Exercise Price: $135.00	200	34,600
Boyd Gaming Corp.:
Expiration: January, 2015, Exercise Price: $11.00	200	37,500
Caesars Entertainment Corp.:
Expiration: January, 2015, Exercise Price: $9.00	185	128,575
Expiration: January, 2015, Exercise Price: $10.00	250	146,250
Expiration: January, 2015, Exercise Price: $11.00	350	175,000
Expiration: January, 2015, Exercise Price: $14.00	200	49,000
Expiration: February, 2015, Exercise Price: $16.00	200	40,000
Constellation Brands, Inc. - Class A:
Expiration: January, 2015, Exercise Price: $97.50	100	29,200
Expiration: January, 2015, Exercise Price: $100.00	100	16,900
Expiration: April, 2015, Exercise Price: $105.00	100	22,750
General Dynamics Corp.:
Expiration: February, 2015, Exercise Price: $140.00	150	40,500
Expiration: February, 2015, Exercise Price: $145.00	300	33,000
Las Vegas Sands Corp.:
Expiration: January, 2015, Exercise Price: $70.00	200	200
Expiration: January, 2015, Exercise Price: $72.50	100	50
Expiration: February, 2015, Exercise Price: $65.00	50	2,350
Expiration: March, 2015, Exercise Price: $72.50	200	2,000
MGM Resorts International:
Expiration: January, 2015, Exercise Price: $23.00	200	1,400
Expiration: January, 2015, Exercise Price: $24.00	700	3,500
Expiration: February, 2015, Exercise Price: $21.00	100	13,500
Expiration: February, 2015, Exercise Price: $22.00	400	32,000
Expiration: February, 2015, Exercise Price: $23.00	100	4,200
Expiration: March, 2015, Exercise Price: $22.00	150	16,200
Expiration: March, 2015, Exercise Price: $23.00	300	20,100
Expiration: March, 2015, Exercise Price: $24.00	100	4,200
Expiration: March, 2015, Exercise Price: $26.00	200	2,900
Northrop Grumman Corp.:
Expiration: January, 2015, Exercise Price: $135.00	100	128,500
Expiration: February, 2015, Exercise Price: $135.00	300	441,000
Expiration: February, 2015, Exercise Price: $155.00	100	19,000
Raytheon Co.:
Expiration: January, 2015, Exercise Price: $100.00	100	92,500
Expiration: February, 2015, Exercise Price: $105.00	300	144,000
Expiration: February, 2015, Exercise Price: $110.00	100	22,300
Reynolds American Inc.:
Expiration: February, 2015, Exercise Price: $67.50	400	29,000
Expiration: May, 2015, Exercise Price: $65.00	250	62,500
Smith & Wesson Holding Corp.:
Expiration: January, 2015, Exercise Price: $11.00	250	1,250
Expiration: March, 2015, Exercise Price: $10.00	500	30,000

Sturm, Ruger & Co., Inc.:
Expiration: January, 2015, Exercise Price: $52.50	50	125
Expiration: April, 2015, Exercise Price: $37.50	100	14,000
United Technologies Corp.:
Expiration: February, 2015, Exercise Price: $120.00	200	24,000
Wynn Resorts, Ltd.:
Expiration: February, 2015, Exercise Price: $165.00	50	10,000
Expiration: March, 2015, Exercise Price: $155.00	50	28,750
Expiration: March, 2015, Exercise Price: $200.00	100	1,150
Expiration: March, 2015, Exercise Price: $204.00	100	850
Total Written Call Options (Premiums received $1,950,414)		2,224,250

WRITTEN PUT OPTIONS - 0.0%
Lorillard, Inc.:
Expiration: March, 2015, Exercise Price: $60.00	50	10,075
Total Written Put Options (Premiums received $11,600)		10,075
Total Written Options (Premiums received $1,962,014)		$2,234,325

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$223,913,577
Premiums on options written	1,962,014
Gross unrealized appreciation	80,471,427
Gross unrealized depreciation	(15,401,516)
Net unrealized appreciation	$65,069,911

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Generation Wave Growth Fund
Portfolio of Investments
December 31, 2014 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 54.9%
Accommodation & Food Services - 11.1%
Las Vegas Sands Corp. (c)	6,000	$348,960
MGM Resorts International (a)(c)	20,000	427,600
Yum! Brands, Inc. (c)	5,000	364,250
		1,140,810
Arts, Entertainment & Recreation - 2.5%
Boyd Gaming Corp. (a)(c)	20,000	255,600
		255,600
Finance and Insurance - 3.7%
Waddell & Reed Financial, Inc. - Class A	7,500	373,650
		373,650
Manufacturing - 31.6%
Aerospace Product & Parts Manufacturing - 13.5%
The Boeing Co. (c)	6,000	779,880
Smith & Wesson Holding Corp. (a)(c)	25,000	236,750
Sturm, Ruger & Co., Inc. (c)	10,600	367,078
		1,383,708
Petroleum and Coal Products Manufacturing - 5.5%
Chevron Corp. (c)	5,000	560,900
Pharmaceutical and Medicine Manufacturing - 6.1%
Pfizer Inc. (c)	20,000	623,000
Tobacco Manufacturing - 2.5%
Lorillard, Inc. (c)	4,000	251,760
Veneer, Plywood, and Engineered Wood Product Manufacturing - 4.0%
Louisiana-Pacific Corp. (a)(c)	25,000	414,000

Mining, Quarrying and Oil & Gas Extraction - 4.6%
Barrick Gold Corp. (b)	20,000	215,000
EXCO Resources, Inc.	30,000	65,100
Peabody Energy Corp. (c)	25,000	193,500
		473,600
Professional, Scientific, and Technical Services - 1.4%
McDermott International, Inc. (a)(b)(c)	50,000	145,500
		145,500
Total Common Stocks (Cost $6,113,256)		5,622,528

EXCHANGE TRADED FUNDS - 19.4%
ETFS Gold Trust (a)	6,000	695,100
PIMCO Total Return Exchange-Traded Fund	4,000	428,840
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	282,000
PowerShares Senior Loan Portfolio	10,000	240,300
ProShares Short 20+ Year Treasury (a)	8,000	201,200
ProShares UltraShort 20+ Year Treasury (a)(c)	3,000	139,170
Total Exchange Traded Funds (Cost $2,199,651)		1,986,610

EXCHANGE TRADED NOTES - 9.4%
ELEMENTS Linked to Rogers International Commodity Index (a)(b)	45,000	331,650
iPath Bloomberg Commodity Index Total Return (a)(b)	9,000	269,190
iPath S&P GSCI Crude Oil Total Return Index ETN (a)(b)	29,405	368,738
Total Exchange Traded Notes (Cost $1,369,763)		969,578

LIMITED PARTNERSHIP - 6.5
United States Natural Gas Fund, LP (a)(c)	45,000	664,650
Total Limited Partnership (Cost $997,012)		664,650

SECTOR FUND - 0.9%
Market Vectors Gold Miners ETF	5,000	91,900
Total Sector Fund (Cost $129,241)		91,900

SHORT-TERM INVESTMENTS - 10.7%
Investment Companies (d) - 7.6%
Fidelity Institutional Money Market Portfolio, 0.070%	495,000	495,000
STIT - Liquid Assets Portfolio, 0.070%	279,688	279,688
Total Investment Companies (Cost $774,688)		774,688
U.S. Treasury Bill - 3.1%	Principal
0.005%, 1/8/2015	$320,000	320,000
Total U.S. Treasury Bill (Cost $320,000)		320,000
Total Short-Term Investments (Cost $1,094,688)		1,094,688

Total Investments (Cost $11,903,611) - 101.8%		10,429,954
Liabilities in Excess of Other Assets - (1.8)%		(182,142)
TOTAL NET ASSETS - 100.0%		$10,247,812

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2014 the fair value of collateral is $5,337,386.
(d)	These securities have fluctuating yields. The yields listed are the 7-day yields as of December 31, 2014.

USA Mutuals Generation Wave Growth Fund
Schedule of Options Written
December 31, 2014 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 1.5%
The Boeing Co.:
Expiration: February, 2015, Exercise Price: $135.00	60	$10,380
Boyd Gaming Corp.:
Expiration: March, 2015, Exercise Price: $12.00	200	32,400
Chevron Corp.:
Expiration: March, 2015, Exercise Price: $125.00	50	2,600
Las Vegas Sands Corp.:
Expiration: February, 2015, Exercise Price: $62.50	60	5,940
Louisiana-Pacific Corp.:
Expiration: February, 2015, Exercise Price: $16.00	250	31,250
McDermott International, Inc.:
Expiration: January, 2015, Exercise Price: $7.00	200	500
MGM Resorts International:
Expiration: March, 2015, Exercise Price: $24.00	146	6,132
Peabody Energy Corp.:
Expiration: March, 2015, Exercise Price: $12.00	250	2,000
Pfizer Inc.:
Expiration: February, 2015, Exercise Price: $30.00	200	33,000
ProShares UltraShort 20+ Year Treasury:
Expiration: January, 2015, Exercise Price: $53.00	30	120
Smith & Wesson Holding Corp.:
Expiration: March, 2015, Exercise Price: $10.00	250	15,000
Sturm, Ruger & Co., Inc.:
Expiration: January, 2015, Exercise Price: $50.50	106	265
United States Natural Gas Fund, LP:
Expiration: January, 2015, Exercise Price: $24.00	150	150
Yum! Brands, Inc.:
Expiration: April, 2015, Exercise Price: $72.50	50	17,250
Total Written Call Options (Premiums received $199,796)		156,987

WRITTEN PUT OPTIONS - 0.3%
Lorillard, Inc.:
Expiration: March, 2015, Exercise Price $57.50	50	7,250
United States Natural Gas Fund, LP:
Expiration: February, 2015, Exercise Price: $16.00	100	18,900
Total Written Put Options (Premiums received $20,649)		26,150
Total Written Options (Premiums received $220,445)		$183,137

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$11,903,611
Premiums on options written	220,445
Gross unrealized appreciation	429,646
Gross unrealized depreciation	(1,865,995)
Net unrealized depreciation	$(1,436,349)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2014

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).

Level 3 - Valuations based on significant unobservable inputs (including the Funds' own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Advisor. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
USA Mutuals Barrier Fund
Common Stocks
Aerospace & Defense	$65,826,452	$-	$-	$65,826,452
Alcoholic Beverages	66,264,611	-	25,000	66,289,611
Casinos, Gambling & Lotteries	64,454,227	-	-	64,454,227
Tobacco Manufacturing	74,847,776	-	-	74,847,776
Preferred Stocks	-	-	9,975,000	9,975,000
Short-Term investments
Investment Company	6,602,734	-	-	6,602,734
U.S. Treasury Bill	-	1,259,999	-	1,259,999
Total*	$277,995,800	$1,259,999	$10,000,000	$289,255,799

Written Options	$(1,510,350)	$(723,975)	$-	$(2,234,325)

	Level 1	Level 2	Level 3	Total
USA Mutuals Generation Wave Growth Fund
Common Stocks	$5,622,528	$-	$-	$5,622,528
Exchange Traded Funds	1,986,610	-	-	1,986,610
Exchange Traded Notes	969,578	-	-	969,578
Limited Partnership	664,650	-	-	664,650
Sector Fund	91,900	-	-	91,900
Short-Term Investments
Investment Companies	774,688	-	-	774,688
U.S. Treasury Bill	-	320,000	-	320,000
Total*	$10,109,954	$320,000	$-	$10,429,954

Written Options	$(151,122)	$(32,015)	$-	$(183,137)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Funds, as compared to their classification from the prior annual report. It is the Funds’ policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the USA Mutuals Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2014:

Investments in Securities
Nine Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2014
Fair Value as of 3/31/2014	$-
Accrued discounts/premiums	-
Realized gain	-
Realized loss	-
Change in net unrealized appreciation (depreciation)	-
Purchases*	10,000,000
Sales	-
Transfer into Level 3**	-
Transfer out of Level 3**	-
Fair Value as of 12/31/2014	$10,000,000

Net unrealized gains relating to Level 3 investments stil held at December 31, 2014	$-

*Multiple securities were purchased during the period that were classified as Level 3 securities by the Fund's management.

**Transfers between levels are recognized at the end of the reporting period.

The following is a summary of quantitative information about significant unobservable valuation inputs for the USA Mutuals Barrier Fund for Level 3 Fair Value Measurements for investments held as of December 31, 2014:

Investments	Fair Value as of December 31, 2014	Valuation Technique	Observable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$25,000	Discounted Cash Flow	Case Sales
Hawaii Sea Spirits LLC - Class C - Preferred	$4,975,000	Discounted Cash Flow	Case Sales

Zodiac Spirits, LLC - Class A	$5,000,000	Discounted Cash Flow	Deliverables

Summary of Derivative Exposure at December 31, 2014

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements ("MNA") and net of related collateral received or pledged, if any, as of December 31, 2014:

Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to MNA

Liabilities:				Gross Amounts not offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral (Pledged) /Received	Net Amount

USA Mutuals Barrier Fund
Written Options	$2,234,325	$-	$2,234,325	$-	$(2,234,325)	$-

USA Mutuals Generation Wave Growth Fund
Written Options	$183,137	$-	$183,137	$-	$(183,137)	$-

The number of option contracts written and the premiums received by the USA Mutuals Barrier Fund during the period ended December 31, 2014 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	19,299	$3,901,496
Options written	60,536	8,305,816
Options exercised	(23,941)	(3,111,003)
Options expired	(38,634)	(5,827,015)
Options covered	(6,325)	(1,307,280)
Options outstanding, end of period	10,935	$1,962,014

The number of option contracts written and the premiums received by the USA Mutuals Generation Wave Growth Fund during the period ended December 31, 2014 were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	2,240	$239,151
Options written	11,386	1,167,238
Options exercised	(2,937)	(304,658)
Options expired	(5,120)	(420,630)
Options covered	(3,417)	(460,656)
Options outstanding, end of period	2,152	$220,445

The number of option contracts written and the premiums received by the USA Mutuals Generation Wave Growth Fund during the period ended December 31, 2014 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding, beginning of period	-	$-
Options purchased	300	80,900
Options sold	(100)	(15,700)
Options expired	(200)	(65,200)
Options exercised	-	-
Options outstanding, end of period	-	$-

The number of option contracts purchased and the premiums paid by the USA Mutuals Generation Wave Growth Fund during the period ended December 31, 2014 were as follows:

	Number of	Premiums
	Contracts	Paid
Options oustanding, beginning of period	-	$-
Options purchased	3,460	721,715
Options sold	(2,150)	(465,350)
Options expired	(1,260)	(232,465)
Options exercised	(50)	(23,900)
Options outstanding, end of period	-	$-

The following is a summary of the fair value of derivative instruments as of December 31, 2014:

Derivative Investment Type	Value
Liability Derivatives
USA Mutuals Barrier Fund
Written Options -	$(2,234,325)
equity contracts

Liability Derivatives
USA Mutuals Generation Wave Growth Fund
Written Options -	$(183,137)
equity contracts

The following is a summary of the effect of derivative investments for the period ended December 31, 2014:

Realized Gain (Loss)
Derivative Investment Type	on Options
USA Mutuals Barrier Fund
Written Options -	$6,291,629
equity contracts

Purchased Options –	$(73,400)
equity contracts

USA Mutuals Generation Wave Growth Fund
Written Options -	$531,514
equity contracts

Purchased Options –	$(217,801)
equity contracts

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
USA Mutuals Barrier Fund
Written Options -	$(631,459)
equity contracts

USA Mutuals Generation Wave Growth Fund
Written Options -	$95,414
equity contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USA MUTUALS

By (Signature and Title)    /s/ Jerry Szilagyi
                                                    Jerry Szilagyi, President

Date    February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Jerry Szilagyi
                                                    Jerry Szilagyi, President

Date    February 20, 2015

By (Signature and Title)    /s/ Gerald Sullivan
                                                    Gerald Sullivan, Treasurer

Date    February 24, 2015